Leases (Schedule Of Future Minimum Rental Payments For Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Property, Plant and Equipment [Line Items]
2016	¥ 38,230
2017	28,367
2018	21,203
2019	16,341
2020	10,571
Thereafter	22,410
Total	¥ 137,122